Financial Instruments and Risk Management - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended									12 Months Ended
	Mar. 12, 2020 GBP (£) Tranche	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) Tranche	Jul. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Mar. 31, 2019 GBP (£)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Jan. 31, 2018 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Proportion of average cost of debt											3.30%	3.00%
Commercial paper											£ 1,056,000,000	£ 536,000,000
Cash and cash equivalents											2,526,000,000	2,602,000,000
Repayments of borrowings											£ 5,640,000,000	£ 5,586,000,000	£ 20,827,000,000
Currency risk sensitivity factor											10.00%	10.00%	10.00%
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit											£ (16,000,000)	£ 33,000,000	£ (14,000,000)
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income											(22,000,000)	384,000,000	148,000,000
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit											20,000,000	(41,000,000)	4,000,000
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income											27,000,000	(469,000,000)	(148,000,000)
Derivative financial instruments asset gross nominal value											226,000,000
Derivative financial instruments liability gross nominal value											932,000,000
Net Investment Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity											372,000,000	4,647,000,000
Changes in fair value used for calculating hedge ineffectiveness											(22,000,000)	(226,000,000)
Cash Flow Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve for borrowings											(309,000,000)	(146,000,000)
Total cash flow hedge reserve											(346,000,000)	(177,000,000)
Gain loss in relation to deferred tax arising from cash flow hedges											105,000,000	48,000,000
Forecasted Borrowings Subject to Fair Value Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Gain loss in relation to interest rate exposure on forecasted borrowings											160,000,000	(98,000,000)
Leaf Supply Arrangements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk											54,000,000	102,000,000
US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents											127,000,000	158,000,000
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents											64,000,000	174,000,000
Bilateral Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bilateral Facilities					£ 745,000,000
Short Term Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk											£ 54,000,000	£ 102,000,000
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity											5 years
Average centrally managed debt maturity											9 years 1 month 6 days	8 years 9 months 18 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period											18.60%	18.40%		18.60%	18.60%
Commercial paper														$ 4,000	€ 3,000
Outstanding amount on commercial paper											£ 1,056,000,000	£ 536,000,000
Ownership interest acquired											57.80%
Repayments of bonds at maturity		$ 500		$ 650		£ 750,000,000	£ 820,000,000
Raising amount through US dollar bond market | $				$ 3,500
Number of tranches raised through US dollar bond market | Tranche				4
Bond redeemed amount | $			$ 1,250	$ 2,250
Liquidity Risk | Refinancing Of Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of new tranches refinanced | Tranche	2
Liquidity Risk | Credit Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity						£ 6,000,000,000
Liquidity Risk | Credit Facilities | Tranche One
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity					£ 3,000,000,000
Liquidity Risk | 364-day Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Repayments of bonds at maturity								$ 2,500	€ 400
Borrowings capacity										£ 3,000,000,000
Period of borrowings maturity					364 days					364 days
Term out option on borrowings					1 year
Extension option on borrowings										1 year
Repayments of borrowings										£ 600,000,000
Liquidity Risk | Two-tranche Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity					£ 6,000,000,000
Period of refinance of tranches					12 March 2020
Liquidity Risk | New Two-tranche Revolving Credit Facility | Refinancing Of Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity	£ 6,000,000,000
Liquidity Risk | 364-day Tranche | Refinancing Of Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity	£ 3,000,000,000
Term out option on borrowings	1 year
Period of tranche	364 days
Extension option on borrowings	2 years
Liquidity Risk | Five-year Tranche | Refinancing Of Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity	£ 3,000,000,000
Period of tranche	5 years
Extension option on borrowings	2 years
Liquidity Risk | Money Market Fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents												£ 25,000,000
Liquidity Risk | Top of Range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period											20.00%
Currency Risk | US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts											59.00%	65.00%		59.00%	59.00%
Currency Risk | Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts											13.00%	13.00%		13.00%	13.00%
Currency Risk | UK sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts											21.00%	16.00%		21.00%	21.00%
Currency Risk | Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts											7.00%	6.00%		7.00%	7.00%
Interest Rate Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Description of hedging instruments											The Group targets an interest cover ratio, as calculated under its key central banking facilities, of greater than 5 and for 2019 it is 7.1 times (2018: 7.2 times; 2017: 7.8 times). The only externally imposed capital requirement the Group has is in respect of its centrally managed banking facilities, which require a gross interest cover of at least 4.5 times.
Description of interest rate sensitivity											IFRS 7 requires a sensitivity analysis that shows the impact on the income statement and on items recognised directly in other comprehensive income of hypothetical changes of interest rates in respect of financial assets and liabilities of the Group. All other variables are held constant although, in practice, market rates rarely change in isolation. For the purposes of this sensitivity analysis, financial assets and liabilities with fixed interest rates are not included. The Group considers a 100 basis point change in interest rates a reasonably possible change except where rates are less than 100 basis points. In these instances it is assumed that the interest rates increase by 100 basis points and decrease to zero for the purpose of performing the sensitivity analysis. The impact is calculated with reference to the financial asset or liability held as at the year-end, unless this is unrepresentative of the position during the year.
Borrowings, interest rate basis											1.00%			1.00%	1.00%
Decrease in pre-tax profit based on 100 basis point increase in interest rates											£ 143,000,000	£ 90,000,000	108,000,000
Increase in pre-tax profit based on 100 basis point decrease in interest rates, or less											£ 108,000,000	£ 74,000,000	£ 77,000,000
Interest Rate Risk | Fixed Rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target for floating to fixed rate debt											50.00%			50.00%	50.00%
Borrowings, adjustment to interest rate on a fixed basis, description											At 31 December 2019, the relevant ratios of floating to fixed rate borrowings were 18:82 (2018: 21:79) on a net basis.
Interest Rate Risk | Mature January 2022 [Member]
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Floating rate borrowings											£ 1,929,000,000
Interest Rate Risk | Mature August 2022 [Member]
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Floating rate borrowings														$ 750	€ 566
Credit Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Concentrations of customer credit risk											No significant concentrations of customer credit risk